Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance Disclosure
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with stockholder interests and links pay to performance through a blend of short-term and long-term performance measures. In January 2021, our tenured Chief Executive Officer, Nathaniel Davis (“PEO 2”) transitioned to the Executive Chair role until September 30, 2022. Upon his transition to Executive Chair in 2021, James Rhyu (“PEO 1”) was appointed as CEO. We provide compensation actually paid for both Chief Executive Officers during the covered years in the following tables and include Nathaniel Davis in the NEO average during his tenure as Executive Chair.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”
Pay-Versus-Performance Table
Year	Summary Compensation Table Total for PEO 1[1]	Compensation Actually Paid to PEO 1[2]	Summary Compensation Table Total for PEO 2[1]	Compensation Actually Paid to PEO 2[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Value of Initial Fixed $100 Investment Based On:		Net Income[7]	Company- Selected Measure: Revenue[8]
							Total Stockholder Return[5]	Peer Group Total Stockholder Return[6]
(a)	(b1)	(c1)	(b2)	(c2)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$9,737,733	$ 9,252,934	N/A	N/A	$2,213,728	$1,834,039	$137	$ 50	$126,867,000	$1,837,358,000
2022	$7,691,994	$10,589,204	N/A	N/A	$2,268,304	$4,323,405	$150	$ 62	$107,130,000	$1,686,666,000
2021	$4,716,110	$ 7,778,721	$6,017,557	$4,382,370	$6,273,179	$6,051,428	$118	$103	$ 71,451,000	$1,536,760,000

(1)
The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for James J. Rhyu (“PEO 1”) and Nathaniel A. Davis (“PEO 2”) (our “PEOs”) for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year.

(2)	The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$4,716,110	$ 7,691,994	$9,737,733
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,499,642	$ 5,056,893	$7,146,186
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,068,190	$ 5,496,289	$6,956,947
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,004,308	$ 761,586	-$536,307
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$ 31,380	$ 189,978	$323,898
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$ 458,375	$ 1,506,250	-$83,151
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$ 0	$ 0	$0
=	Compensation Actually Paid		$7,778,721	$10,589,204	$9,252,934
PEO 2			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$6,017,557	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,999,828	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$ 0	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$ 0	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$ 0	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,364,641	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$ 0	N/A	N/A
=	Compensation Actually Paid		$4,382,370	N/A	N/A
For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with ASC 718 at the end of the relevant fiscal year.
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding our PEOs) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

FY2023		FY2022		FY2021
•	Nathaniel A. Davis	•	Nathaniel A. Davis	•	Timothy J. Medina
•	Donna Blackman	•	Timothy J. Medina	•	Vincent W. Mathis
•	Vincent W. Mathis	•	Vincent W. Mathis	•	Kevin P. Chavous
•	Les Ottolenghi	•	Les Ottolenghi	•	Shaun E. McAlmont
(4)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$6,273,179	$2,268,304	$2,213,728
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,987,037	$1,109,502	$1,339,659
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,608,070	$ 835,736	$1,304,186
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$ 899,387	$ 795,599	-$64,247
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$ 27,457	$ 417,023	$60,715
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$ 230,372	$1,116,245	-$340,684
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$ 0	$ 0	$0
=	Compensation Actually Paid		$6,051,428	$4,323,405	$1,834,039
For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718 at the end of the relevant fiscal year.
(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The peer group used is a select group of comparator companies, as used in the performance graph shown in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8)	Total revenue has been chosen as our Company Selected Measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding our PEOs) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

FY2023		FY2022		FY2021
•	Nathaniel A. Davis	•	Nathaniel A. Davis	•	Timothy J. Medina
•	Donna Blackman	•	Timothy J. Medina	•	Vincent W. Mathis
•	Vincent W. Mathis	•	Vincent W. Mathis	•	Kevin P. Chavous
•	Les Ottolenghi	•	Les Ottolenghi	•	Shaun E. McAlmont

Peer Group Issuers, Footnote [Text Block]
(6)
The peer group used is a select group of comparator companies, as used in the performance graph shown in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$4,716,110	$ 7,691,994	$9,737,733
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,499,642	$ 5,056,893	$7,146,186
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,068,190	$ 5,496,289	$6,956,947
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,004,308	$ 761,586	-$536,307
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$ 31,380	$ 189,978	$323,898
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$ 458,375	$ 1,506,250	-$83,151
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$ 0	$ 0	$0
=	Compensation Actually Paid		$7,778,721	$10,589,204	$9,252,934
PEO 2			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$6,017,557	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,999,828	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$ 0	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$ 0	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$ 0	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,364,641	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$ 0	N/A	N/A
=	Compensation Actually Paid		$4,382,370	N/A	N/A
For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with ASC 718 at the end of the relevant fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,213,728	$ 2,268,304	$ 6,273,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,834,039	4,323,405	6,051,428
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			2021	2022	2023
	Summary Compensation Table - Total Compensation	(a)	$6,273,179	$2,268,304	$2,213,728
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,987,037	$1,109,502	$1,339,659
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,608,070	$ 835,736	$1,304,186
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$ 899,387	$ 795,599	-$64,247
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$ 27,457	$ 417,023	$60,715
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$ 230,372	$1,116,245	-$340,684
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$ 0	$ 0	$0
=	Compensation Actually Paid		$6,051,428	$4,323,405	$1,834,039
For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with ASC 718 at the end of the relevant fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR.
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income The following chart illustrates the relationship between our Compensation Actually Paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Revenue The following chart illustrates the relationship between our Compensation Actually Paid and Revenue.
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Company TSR and Peer Group TSR The following chart illustrates the relationship between our Compensation Actually Paid and TSR.
Tabular List [Table Text Block]
Financial Performance Measures
The financial performance measures listed below represent all of the financial performance measures that were used to determine the compensation actually paid to our named executive officers in FY2023:
•	Adjusted EBITDA
•	Adjusted Operating Income
•	Gross Margin % (non-GAAP)
•	EPS

Total Shareholder Return Amount	$ 137	150	118
Peer Group Total Shareholder Return Amount	50	62	103
Net Income (Loss)	$ 126,867,000	$ 107,130,000	$ 71,451,000
Company Selected Measure Amount	1,837,358,000	1,686,666,000	1,536,760,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin % (non-GAAP)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EPS
James Rhyu [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,737,733	$ 7,691,994	$ 4,716,110
PEO Actually Paid Compensation Amount	$ 9,252,934	$ 10,589,204	$ 7,778,721
PEO Name	James J. Rhyu	James J. Rhyu	James J. Rhyu
Nathaniel Davis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,017,557
PEO Actually Paid Compensation Amount			$ 4,382,370
PEO Name			Nathaniel A. Davis
PEO [Member] | James Rhyu [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,146,186)	$ (5,056,893)	$ (2,499,642)
PEO [Member] | James Rhyu [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,956,947	5,496,289	3,068,190
PEO [Member] | James Rhyu [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(536,307)	761,586	2,004,308
PEO [Member] | James Rhyu [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	323,898	189,978	31,380
PEO [Member] | James Rhyu [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,151)	1,506,250	458,375
PEO [Member] | James Rhyu [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Nathaniel Davis [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,999,828)
PEO [Member] | Nathaniel Davis [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Nathaniel Davis [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Nathaniel Davis [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Nathaniel Davis [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,364,641
PEO [Member] | Nathaniel Davis [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,339,659)	(1,109,502)	(4,987,037)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,304,186	835,736	3,608,070
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,247)	795,599	899,387
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,715	417,023	27,457
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(340,684)	1,116,245	230,372
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0